Debt - Estimated Fair Values of Long-term Debt (Details) - Senior Notes - 6.875% senior secured notes due November 1, 2027 - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest rate (as a percentage)	6.875%
Estimated Fair Value
Debt Instrument [Line Items]
6.875% senior secured notes due November 1, 2027	$ 471.3	$ 437.5